Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Other Operating Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Profit or loss [abstract]
Loss on disposal of property, plant and equipment					¥ 14,020
Foreign exchange loss, net					4,006
Fair value loss on quoted equity securities	$ 513	¥ 3,433			243
Fair value loss on foreign exchange forward contract					140
Goodwill written off					1,131
Others	1,350	9,030	¥ 22,719		3,059
Other operating expenses	$ 1,863	¥ 12,463	¥ 22,719	[1]	¥ 22,599	[1]

[1]	Restated